Stock-based compensation	12 Months Ended
Dec. 31, 2025
Stock-based compensation
Stock-based compensation

10.Stock-based compensation

Effective May 14, 2024, the Company adopted a new omnibus equity incentive plan (“Omnibus Plan”) which authorizes the Board of Directors to administer the Omnibus Plan to provide equity-based compensation in the form of stock options and restricted stock units.

The Company currently maintains its existing Amended and Restated Incentive Stock Option Plan (“Option Plan”) but effective May 14, 2024 no further grants will be made under this plan though existing grants under the Option Plan will remain in effect in accordance with their terms. The aggregate number of Common Shares that may be issued under all awards under the Omnibus Plan and the Option Plan is 15% of our issued and outstanding Common Shares on a rolling basis.

Under both the Omnibus Plan and the Option Plan, the exercise price of each option equals the market price of the underlying share on the date of the grant. Vesting is provided for at the discretion of the Board of Directors and the expiration of options is to be no greater than 10 years from the date of grant.

The Company calculates the fair value of each stock option grant using the Black-Scholes option pricing model at the grant date.

The stock-based compensation expense of the stock options is recognized as stock-based compensation expense over the relevant vesting period of the stock options using an estimate of the number of options that will eventually vest.

Stock option transactions for the year ended December 31, 2025, and December 31, 2024, are presented below:

	Year ended,		Year ended,
	December 31, 2025		December 31, 2024
	Number of	Weighted average	Number of	Weighted average
	options	exercise price	options	exercise price
Outstanding, beginning of year	13,879,589	CA$0.73	14,134,363	CA$0.71
Granted	13,923,028	CA$0.74	1,162,500	CA$0.73
Exercised	(413,563)	CA$0.50	—	—
Forfeited and expired	(952,972)	CA$0.79	(1,417,274)	CA$0.56
Outstanding, end of year	26,436,082	CA$0.73	13,879,589	CA$0.73

As at December 31, 2025, the Company had the following outstanding options:

	Options Outstanding			Options Exercisable
		Weighted
		average	Weighted		Weighted
	Number of	remaining	average	Number of	average
Exercise Prices	options	contractual life	exercise price	options	exercise price
CA$0.32-$0.50	3,385,477	7.42	CA$0.40	2,281,762	CA$0.39
CA$0.50-$0.66	9,861,983	8.27	CA$0.59	3,931,036	CA$0.60
CA$0.66-$1.80	13,188,622	8.39	CA$0.93	2,671,787	CA$1.47
	26,436,082	8.22	CA$0.73	8,884,585	CA$0.81

The following table presents the assumptions that were used in the Black-Scholes option pricing model to determine the fair value of stock options granted during the year, and the resultant average fair values:

	Year ended,	Year ended,
	December 31, 2025	December 31, 2024
Expected life of stock options	10 years	10 years
Expected weighted average volatility	84%	84%
Expected dividend yield	nil %	nil %
Weighted average risk-free interest rate	3.1%	3.03%
Weighted average fair value of stock options granted in the year	$0.44	$0.44

Due to the absence of volatility rates specific to the Company, the Company considered the volatility of similar companies in determining this estimate.

During the year ended December 31, 2025, $3,235 (2024 - $1,641) has been recognized as stock-based compensation expense.